UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Annual Report

May 31, 2021

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Muni Returns Moderated as Rates Rose

The reporting period began with financial markets experiencing a sweeping recovery from the initial—and severe—effects of the COVID-19 pandemic. Swift and significant action from the Federal Reserve and the federal government in early 2020 helped reignite investor confidence in the markets and bolster the economic backdrop. Credit-sensitive assets, including municipal bonds (munis), quickly rebounded from their late-March 2020 lows to start the reporting period on an upbeat trend. A record 33.4% (annualized) U.S. economic expansion in the third quarter of 2020 also contributed to the positive tone.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped sustain the optimism. Furthermore, political clarity emerged following the January 2021 U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states. Additionally, the Biden administration released significant spending and tax-hike proposals—policies generally supportive of munis.
The broad economic gains combined with ongoing monetary and fiscal support and state reopenings eventually drove inflation and U.S. Treasury yields higher. Muni yields also rose, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, muni returns moderated in 2021, but the asset class delivered gains for the 12-month period and significantly outperformed Treasuries, which declined.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing. As the U.S. economy continues to rebuild from shutdown-related losses, investors likely will face renewed opportunities and challenges. Economic growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of May 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	14.64%	4.99%	6.09%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	10.26%	4.86%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	4.74%	3.52%	4.29%	—	—
I Class	AYMIX	14.87%	5.20%	6.30%	—	3/1/10
Y Class	AYMYX	14.90%	—	—	6.41%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		14.35%	4.73%	5.83%	—
With sales charge		9.21%	3.76%	5.34%	—
C Class	AYMCX	13.51%	3.97%	5.05%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Because the S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is first available as of November 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

C Class shares will automatically convert to A Class shares after being held for eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2021
Investor Class — $18,075

Bloomberg Barclays Municipal Bond Index — $15,224

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Since S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is only available from November 2011, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.61%	0.41%	0.38%	0.86%	1.61%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Steven Permut, Joseph Gotelli and Alan Kruss

Performance Summary

High-Yield Municipal returned 14.64%* for the 12 months ended May 31, 2021. By comparison, the S&P Municipal Bond 50% Investment Grade/50% High Yield Index returned 10.26%. Fund returns reflect operating expenses, while index returns do not.

The fund and index generated positive returns amid a favorable supply/demand backdrop for municipal bonds (munis). The fund’s relative outperformance was primarily due to our security selection and sector positioning.

Early in the reporting period, investors viewed munis as attractive alternatives to Treasuries. Government bond yields hovered near historical lows, while the Federal Reserve (Fed) remained focused on broad financial market stability. Through the second half of 2020, yield-hungry investors’ increased demand for munis prompted a return to pre-pandemic issuance, led by new issues in the taxable space. In late 2020, growing optimism that the recovery was taking hold fueled outperformance among lower-quality munis as investors returned to sectors that struggled earlier in the year.

In early 2021, the economic recovery gathered steam, and interest rates headed upward. Expanding COVID-19 vaccine availability, a still-dovish Fed and additional federal pandemic relief aided the backdrop. Additionally, Democrats’ control of Congress and the White House fueled expectations for higher spending and taxes, which also drove rates higher. Munis generally fared better than Treasuries, thanks in part to the $1.9 trillion American Rescue Plan Act, which included more than $560 billion in direct aid to municipal issuers. Higher-yielding issues continued to lead the muni market, while investor demand and issuance levels remained high.

Retirement Community, Education-Related Investments Proved Advantageous

A rebound in two sectors that contended with considerable headwinds early in the pandemic contributed significantly to relative results. A larger-than-index position and solid security selection in retirement community bonds bolstered relative returns, as the effectiveness of the vaccines helped fuel a recovery in the sector.

Education-related positions, including an overweight stake in charter schools and solid security selection in private universities, also provided a lift. In addition, an overweight position and effective security selection in student housing, most notably in two independent projects absorbed by Texas A&M University, added to relative returns.

Security Selection, Sector Allocation Further Boosted Returns

Investments in the special tax and state and local general obligation (GO) bond sectors also contributed to outperformance. Additionally, underweight positions in the prerefunded and water and sewer sectors supplied a relative lift. Alternatively, a lack of exposure to select rallying corporate munis diminished relative results.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Duration Weighed on Performance

Interest rates lingered near historic lows after the onset of the pandemic. Against this backdrop, our longer-than-index duration bolstered relative returns through much of the period’s first half. Anticipating rates would rise, we trimmed the portfolio’s duration in early 2021. Nonetheless, the fund’s duration remained modestly longer than that of the index. This detracted from relative returns, especially given the rapid ascent in long-term rates, which reflected growing confidence in the economic recovery.

Portfolio Positioning

Looking ahead, we believe the massive fiscal spending already working its way through the economy, including direct federal aid to state and local governments, will continue to provide support to the muni market. In addition, increased infrastructure spending, if passed by Congress, should directly benefit municipalities and states nationwide. Meanwhile, Biden administration proposals for higher taxes and spending should bode well for tax-advantaged munis due to persistent demand from individuals and corporations.

Within the high-yield muni market, we believe risk tolerance is at or near its peak in this market cycle. Although investors may sustain such conditions through 2021, we’re starting to prepare for the market’s next bout of volatility. We’re improving quality on a name-by-name basis, exiting some lower-quality names that performed well in the 2020 recovery and redeploying the proceeds into higher-quality, more liquid assets.

We’re focused on sectors that have lagged the market, higher-quality issues in other sectors, new issues that offer good relative value and bonds that offer opportunity for credit improvement. For example, we initiated a position in Puerto Rico. We believe the combination of federal disaster relief, COVID-19 relief and a pending restructuring of certain Puerto Rican GO bonds will effectively mitigate some risks.

Given the surge in demand for high-yield munis due to the strong economic recovery and investors’ appetite for higher-yielding securities, attractive opportunities have narrowed substantially. We believe default risks have risen due to some substandard underwriting. However, we continue to actively manage the fund’s exposure to the market, while relying on fundamental credit research to drive our investment decisions.

6

Fund Characteristics

MAY 31, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	95.2%
Exchange-Traded Funds	2.8%
Affiliated Funds	1.3%
Other Assets and Liabilities	0.7%

Top Five States and Territories*	% of net assets
New York	11.3%
Illinois	7.7%
Texas	7.1%
Arizona	6.4%
Pennsylvania	5.8%
* Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Top Five Sectors	% of fund investments
Retirement Community	15%
Special Tax	14%
General Obligation (GO) - Local	9%
Charter School	9%
Hospital	8%
7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expenses Paid During Period(1) 12/1/20 - 5/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,058.90	$3.03	0.59%
I Class	$1,000	$1,060.00	$2.00	0.39%
Y Class	$1,000	$1,060.10	$1.85	0.36%
A Class	$1,000	$1,057.60	$4.31	0.84%
C Class	$1,000	$1,053.70	$8.14	1.59%
Hypothetical
Investor Class	$1,000	$1,021.99	$2.97	0.59%
I Class	$1,000	$1,022.99	$1.97	0.39%
Y Class	$1,000	$1,023.14	$1.82	0.36%
A Class	$1,000	$1,020.74	$4.23	0.84%
C Class	$1,000	$1,017.00	$8.00	1.59%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedule of Investments

MAY 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.2%
Alabama — 0.9%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,354,103
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,495,449
		7,849,552
Alaska — 0.3%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,531,692
Arizona — 6.4%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,338,310
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,900,013
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,262,725
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	7,000,000	7,827,399
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,438,152
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,705,012
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,086,659
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	5,000,000	5,634,009
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	874,378
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,640,317
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,639,708
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,312,619
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	551,745
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	1,031,346
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	1,030,805
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	1,028,065
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	550,877
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,089,005
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,189,384
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,349,371
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,348,692
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	Principal Amount	Value
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	$2,450,000	$2,827,740
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	123,000	123,147
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	107,000	107,092
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,006,938
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	883,944
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	5,083,313
		54,860,765
California — 2.9%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	445,367
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	250,000	308,925
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,362,649
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	1,000,000	198,656
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	5,000,000	5,803,570
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	569,653
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	565,054
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,123,660
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	604,754
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,042,419
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	1,112,984
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	2,665,000	3,095,059
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	4,453,399
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,583,474
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	1,014,361
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,505,725
		24,789,709
Colorado — 2.8%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,039,440
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,077,392
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	482,000	509,814
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	557,322
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,289,695
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,103,970
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,061,298
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	Principal Amount	Value
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	$1,000,000	$1,055,073
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	530,022
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,493,692
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	2,090,582
E-470 Public Highway Authority Rev., 5.00%, 9/1/26	1,250,000	1,523,275
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	307,000	310,336
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,299,330
One Horse Business Improvement District Rev., 6.00%, 6/1/24	600,000	601,361
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	574,900
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,131,766
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)	1,500,000	1,864,603
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,703,787
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	334,457
		24,152,115
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	4,291,732
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	1,000,000	1,022,801
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	2,218,518
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	3,600,000	3,591,459
		11,124,510
Delaware — 0.4%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	3,334,593
District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	2,597,359
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,455,880
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41(3)	1,000,000	1,329,137
		7,382,376
Florida — 5.3%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,156,600
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	274,387
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	751,919
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	2,043,391
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	3,109,767
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,632,756
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51(3)	340,000	389,978
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	2,446,275
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	878,807
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	Principal Amount	Value
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	$850,000	$930,598
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,120,738
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,447,540
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,029,445
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,256,613
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,624,080
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,973,341
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	3,000,220
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	2,095,765
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,404,565
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,778,658
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	400,000	434,782
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,910,000	2,062,587
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,600,000	2,900,727
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,985,000	2,123,387
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	2,172,898
		46,039,824
Georgia — 3.3%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,381,217
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,370,353
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	2,133,141
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	4,229,025
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,459,629
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	4,765,326
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,988,610
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,686,853
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,684,097
		28,698,251
Hawaii — 0.3%
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/41(3)	2,000,000	2,625,187
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,417,228
13

	Principal Amount	Value
Illinois — 7.7%
Chicago GO, 5.00%, 1/1/27	$1,265,000	$1,518,751
Chicago GO, 5.00%, 1/1/28	2,000,000	2,448,849
Chicago GO, 5.00%, 1/1/29	2,000,000	2,493,732
Chicago GO, 5.625%, 1/1/29	2,500,000	3,059,460
Chicago GO, 5.50%, 1/1/39	2,000,000	2,243,677
Chicago GO, 5.00%, 1/1/40	2,500,000	2,504,859
Chicago Board of Education GO, 5.00%, 12/1/31	2,500,000	3,184,935
Chicago Board of Education GO, 5.00%, 12/1/32	2,000,000	2,539,109
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	4,017,785
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,944,949
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,234,378
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,359,727
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,758,790
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,292,867
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,722,252
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,920,399
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,242,621
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,365,322
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,607,795
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,670,726
State of Illinois GO, 5.00%, 10/1/33	900,000	1,096,440
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,171,828
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,082,944
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,261,623
State of Illinois GO, 5.50%, 5/1/39	985,000	1,264,620
State of Illinois GO, 5.75%, 5/1/45	2,400,000	3,099,663
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,024,880
		66,132,981
Indiana — 0.3%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.02%, 6/1/21 (LOC: Barclays Bank plc)	830,000	830,000
Indiana Finance Authority Rev., (United States Steel Corp.), 4.125%, 12/1/26	1,870,000	2,045,286
		2,875,286
Iowa — 1.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	5,433,651
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,516,669
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,820,000	2,121,439
		9,071,759
Kansas — 0.5%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	3,930,000	4,023,352
Kentucky — 2.0%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,478,650
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,382,033
14

	Principal Amount	Value
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	$7,500,000	$8,435,628
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,263,393
		17,559,704
Louisiana — 1.2%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 6/1/21	300,000	300,000
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	1,650,000	1,767,692
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,604,753
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,145,124
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,150,307
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,563,146
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.375%, 6/1/37	3,000,000	3,151,994
		10,683,016
Maryland — 2.1%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,648,362
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,744,367
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,157,207
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,214,699
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	3,370,000	3,861,387
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,611,900
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	2,000,000	2,235,441
State of Maryland GO, 5.00%, 8/1/25	3,585,000	4,262,438
		17,735,801
Massachusetts — 0.9%
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	5,150,000	6,834,297
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	1,183,296
		8,017,593
Michigan — 3.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,682,222
Detroit GO, 5.50%, 4/1/45	1,540,000	1,915,633
Detroit GO, 5.00%, 4/1/46	2,000,000	2,442,538
Detroit GO, 5.00%, 4/1/50	2,250,000	2,732,771
Detroit GO, 5.50%, 4/1/50	1,820,000	2,251,534
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,712,124
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.875%, 5/15/26	2,000,000	2,019,830
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,803,831
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,338,343
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	500,000	606,035
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(2)	1,500,000	196,501
15

	Principal Amount	Value
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	$6,500,000	$6,904,492
		28,605,854
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,254,422
Mississippi — 0.3%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 6/1/21 (GA: Chevron Corp.)	300,000	300,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 6/1/21 (GA: Chevron Corp.)	300,000	300,000
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38	800,000	1,000,316
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39	850,000	1,060,597
		2,660,913
Missouri — 2.2%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	1,149,811
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	1,137,210
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,563,276
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,872,882
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,124,710
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,646,362
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,712,851
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,054,581
		19,261,683
Nevada — 2.6%
Clark County Special Assessment, 5.00%, 8/1/30	1,345,000	1,482,182
Clark County Special Assessment, 5.00%, 8/1/32	345,000	377,753
Clark County Special Assessment, 5.00%, 8/1/35	640,000	698,411
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,131,555
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	480,000	484,968
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	960,000	1,058,479
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	914,046
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	379,368
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,102,203
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,525,269
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	585,000	654,170
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	725,000	818,471
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	585,000	657,538
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	970,000	1,082,560
16

	Principal Amount	Value
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	$9,000,000	$1,508,362
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,385,203
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	3,111,071
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	2,500,000	2,865,522
		22,237,131
New Jersey — 3.6%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,774,954
New Jersey Economic Development Authority Rev., 5.00%, 6/15/30	1,000,000	1,291,442
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	1,050,000	1,363,871
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,808,894
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,205,065
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	788,411
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,765,473
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	510,748
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,681,510
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	6,120,033
State of New Jersey GO, 4.00%, 6/1/32	900,000	1,146,155
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,437,047
		30,893,603
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	555,420
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	494,643
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,310,922
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	804,584
		3,165,569
New York — 11.3%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,683,300
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	710,829
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	563,689
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,114,273
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,112,242
Dutchess County Local Development Corp. Rev., (Bard College), 5.00%, 7/1/51(1)	5,500,000	6,730,798
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	1,625,000	1,655,046
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	2,600,000	2,753,011
17

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	$3,865,000	$4,447,795
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	6,236,837
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	6,487,717
New York City GO, VRDN, 0.02%, 6/1/21 (LOC: Bank of America N.A.)	200,000	200,000
New York City GO, VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	2,400,000	2,400,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	1,000,000	1,232,935
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	300,000	378,625
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,042,428
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 6/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	1,400,000	1,400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	8,500,000	8,500,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.03%, 6/1/21 (SBBPA: Mizuho Bank Ltd.)	3,275,000	3,275,000
New York City Water & Sewer System Rev., 5.00%, 6/15/25	1,535,000	1,819,841
New York City Water & Sewer System Rev., 5.00%, 6/15/50	6,370,000	8,210,252
New York City Water & Sewer System Rev., 5.00%, 6/15/50	5,000,000	6,444,468
New York City Water & Sewer System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	975,000	975,000
New York City Water & Sewer System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: State Street Bank & Trust Co.)	1,800,000	1,800,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	500,000	500,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Bank of Montreal)	800,000	800,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,523,783
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,067,278
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(4)	5,000	6,451
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,241,451
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	4,500,000	5,341,310
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	574,772
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	1,500,000	1,713,252
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	1,800,000	2,138,427
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	1,800,000	2,132,979
Suffolk County GO, 2.00%, 7/22/21	2,200,000	2,205,541
Town of Oyster Bay GO, 4.00%, 3/1/27 (AGM)	800,000	947,878
Town of Oyster Bay GO, 4.00%, 3/1/28 (AGM)	825,000	995,021
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	374,012
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	733,076
18

	Principal Amount	Value
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	$465,000	$530,779
		97,800,096
North Carolina — 1.4%
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	1,250,000	1,505,143
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	595,000	598,130
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,063,555
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	3,271,966
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,671,470
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,629,023
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	652,506
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	306,644
Wake County Rev., 5.00%, 3/1/26	1,250,000	1,512,990
		12,211,427
Ohio — 5.0%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	17,920,000	20,773,547
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)	15,000,000	2,416,112
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,531,679
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,915,010
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,496,149
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,509,841
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,597,931
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,213,932
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,128,905
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	2,166,149
		42,749,255
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 3.25%, 11/15/25	2,000,000	2,012,819
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	276,697
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,105,320
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,662,403
		5,057,239
Pennsylvania — 5.8%
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	3,097,227
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,326,337
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,355,000	5,611,714
19

	Principal Amount	Value
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	$1,400,000	$1,439,451
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	3,054,416
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	626,851
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,048,000	1,238,479
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,632,885
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,256,161
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	2,500,000	3,059,906
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,619,378
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,109,658
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,389,798
Pennsylvania GO, 5.00%, 7/15/29	7,000,000	9,201,769
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	1,021,126
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,664,565
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,735,651
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	345,000	368,028
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,199,330
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	1,163,297
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,933,441
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,083,960
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,120,642
		49,954,070
Puerto Rico — 1.8%
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35(5)	10,000,000	8,075,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,773,818
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.00%, 7/1/58	3,000,000	3,422,416
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(2)	5,000,000	1,627,850
		15,899,084
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,424,766
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,112,500
		3,537,266
South Carolina — 0.5%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,686,746
20

	Principal Amount	Value
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	$1,000,000	$1,073,449
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	646,792
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	1,091,611
		4,498,598
Tennessee — 1.1%
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,520,560
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	575,462
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,232,361
		9,328,383
Texas — 7.1%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	701,736
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,327,943
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,056,438
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,093,470
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	11,561,311
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,957,687
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,650,599
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,850,000	2,232,072
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,615,000	1,948,538
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24(4)	1,385,000	1,565,810
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25(4)	1,505,000	1,761,628
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26(4)	1,000,000	1,206,525
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	1,260,000	1,562,488
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,120,000	1,388,879
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	2,750,000	3,410,193
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	570,000	706,840
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25(4)	290,000	338,848
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	1,300,000	1,565,045
21

	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(4)	$1,000,000	$1,203,881
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(4)	390,000	469,514
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,129,834
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,087,440
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,090,601
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,790,123
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 0.02%, 6/1/21 (LOC: TD Bank N.A.)	50,000	50,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	5,000,000	5,107,019
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/24	1,350,000	1,554,904
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,454,160
		60,973,526
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,062,153
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,649,940
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,767,402
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,566,696
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,025,540
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,197,653
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,465,508
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,257,266
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	1,005,141
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,045,174
		17,042,473
Washington — 2.1%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31	3,610,000	4,843,934
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	675,000	701,257
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	898,953
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	2,032,117
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	7,200,000	7,370,182
22

	Principal Amount/Shares	Value
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	$2,000,000	$2,182,750
		18,029,193
Wisconsin — 2.2%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	1,263,335
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,710,376
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,105,265
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,708,442
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	789,273
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,123,909
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,516,419
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	565,481
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	493,691
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,073,885
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	1,184,774
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	3,029,942
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	2,119,626
		18,684,418
TOTAL MUNICIPAL SECURITIES (Cost $759,640,019)		819,749,497
EXCHANGE-TRADED FUNDS — 2.8%
iShares National Muni Bond ETF	109,800	12,843,306
VanEck Vectors High Yield Muni ETF	183,900	11,611,446
TOTAL EXCHANGE-TRADED FUNDS (Cost $23,830,573)		24,454,752
AFFILIATED FUNDS(6) — 1.3%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,864,184
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $793,604,885)		855,068,433
OTHER ASSETS AND LIABILITIES — 0.7%		6,387,951
TOTAL NET ASSETS — 100.0%		$861,456,384

23

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $157,792,373, which represented 18.3% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Security is in default.
(6)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
24

Statement of Assets and Liabilities

MAY 31, 2021
Assets
Investment securities - unaffiliated, at value (cost of $783,470,592)	$844,204,249
Investment securities - affiliated, at value (cost of $10,134,293)	10,864,184
Total investment securities, at value (cost of $793,604,885)	855,068,433
Cash	202,927
Receivable for investments sold	486,700
Receivable for capital shares sold	1,246,513
Interest and dividends receivable	10,165,442
867,170,015

Liabilities
Payable for investments purchased	4,326,186
Payable for capital shares redeemed	846,134
Accrued management fees	332,907
Distribution and service fees payable	11,695
Dividends payable	196,709
5,713,631

Net Assets	$861,456,384

Net Assets Consist of:
Capital paid in	$794,330,318
Distributable earnings	67,126,066
$861,456,384

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$323,275,653	31,197,926	$10.36
I Class	$432,619,621	41,751,835	$10.36
Y Class	$64,919,380	6,267,524	$10.36
A Class	$35,772,238	3,452,716	$10.36*
C Class	$4,869,492	470,098	$10.36
*Maximum offering price $10.85 (net asset value divided by 0.955).

See Notes to Financial Statements.
25

Statement of Operations

YEAR ENDED MAY 31, 2021
Investment Income (Loss)
Income:
Interest	$28,906,449
Dividends (including $222,388 from affiliated funds)	655,077
29,561,526
Expenses:
Management fees	3,609,768
Distribution and service fees:
A Class	89,374
C Class	77,249
Trustees' fees and expenses	51,286
Other expenses	1,303
3,828,980
Fees waived(1)	(30,765)
3,798,215

Net investment income (loss)	25,763,311

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,995,461
Change in net unrealized appreciation (depreciation) on investments (including $662,473 from affiliated funds)	69,608,885

Net realized and unrealized gain (loss)	76,604,346

Net Increase (Decrease) in Net Assets Resulting from Operations	$102,367,657
(1)Amount consists of $12,041, $14,985, $1,968, $1,454 and $317 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
26

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2021 AND MAY 31, 2020
Increase (Decrease) in Net Assets	May 31, 2021	May 31, 2020
Operations
Net investment income (loss)	$25,763,311	$25,716,750
Net realized gain (loss)	6,995,461	1,699,477
Change in net unrealized appreciation (depreciation)	69,608,885	(42,684,974)
Net increase (decrease) in net assets resulting from operations	102,367,657	(15,268,747)

Distributions to Shareholders
From earnings:
Investor Class	(9,817,435)	(11,338,625)
I Class	(12,952,587)	(13,589,468)
Y Class	(1,715,773)	(1,473,433)
A Class	(1,096,341)	(1,298,303)
C Class	(181,519)	(329,389)
Decrease in net assets from distributions	(25,763,655)	(28,029,218)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	114,953,325	(2,268,280)

Net increase (decrease) in net assets	191,557,327	(45,566,245)

Net Assets
Beginning of period	669,899,057	715,465,302
End of period	$861,456,384	$669,899,057

See Notes to Financial Statements.
27

Notes to Financial Statements

MAY 31, 2021

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
28

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

29

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2021 are as follows:

			Effective Annual Management Fee
	Investment Category Fee Range	Complex Fee Range	Before Waiver	After Waiver
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%	0.58%
I Class		0.0500% to 0.1100%	0.39%	0.38%
Y Class		0.0200% to 0.0800%	0.36%	0.35%
A Class		0.2500% to 0.3100%	0.59%	0.58%
C Class		0.2500% to 0.3100%	0.59%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $69,080,000 and $45,470,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2021 were $527,744,517 and $403,384,936, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2021		Year ended May 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	10,061,718	$100,498,506	12,875,134	$127,505,706
Issued in reinvestment of distributions	853,740	8,531,814	1,017,276	10,010,143
Redeemed	(8,409,666)	(83,996,855)	(14,546,468)	(139,837,689)
	2,505,792	25,033,465	(654,058)	(2,321,840)
I Class
Sold	14,112,134	140,938,774	15,621,866	152,009,996
Issued in reinvestment of distributions	1,190,939	11,904,005	1,310,975	12,894,499
Redeemed	(7,893,426)	(78,105,787)	(17,522,373)	(169,513,702)
	7,409,647	74,736,992	(589,532)	(4,609,207)
Y Class
Sold	3,141,929	31,500,431	2,088,916	20,522,909
Issued in reinvestment of distributions	171,244	1,715,564	149,369	1,466,779
Redeemed	(949,660)	(9,450,287)	(1,578,716)	(14,995,547)
	2,363,513	23,765,708	659,569	6,994,141
A Class
Sold	670,082	6,695,489	617,221	6,195,238
Issued in reinvestment of distributions	95,318	951,437	110,943	1,089,911
Redeemed	(935,461)	(9,396,170)	(838,588)	(8,238,162)
	(170,061)	(1,749,244)	(110,424)	(953,013)
C Class
Sold	55,667	563,046	173,852	1,723,151
Issued in reinvestment of distributions	16,230	161,339	26,038	255,825
Redeemed	(758,523)	(7,557,981)	(344,183)	(3,357,337)
	(686,626)	(6,833,596)	(144,293)	(1,378,361)
Net increase (decrease)	11,422,265	$114,953,325	(838,738)	$(2,268,280)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2021 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$10,202	—	—	$662	$10,864	196	—	$222
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.
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8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$819,749,497	—
Exchange-Traded Funds	$24,454,752	—	—
Affiliated Funds	10,864,184	—	—
	$35,318,936	$819,749,497	—

9. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.
The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2021 and May 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$25,763,655	$25,882,577
Taxable ordinary income	—	$1,816,500
Long-term capital gains	—	$330,141

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$793,604,885
Gross tax appreciation of investments	$62,174,200
Gross tax depreciation of investments	(710,652)
Net tax appreciation (depreciation) of investments	$61,463,548
Other book-to-tax adjustments	$(157,777)
Undistributed exempt income	—
Accumulated long-term gains	$5,820,295

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	0.60%	3.74%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	—	(0.33)	$9.56	1.75%	0.60%	0.60%	3.51%	3.51%	80%	$347,732
I Class
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	0.40%	3.94%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	—	(0.35)	$9.56	1.95%	0.40%	0.40%	3.71%	3.71%	80%	$118,346

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	0.37%	3.97%	3.97%	49%	$16,750
2017(3)	$9.40	0.05	0.16	0.21	(0.05)	—	(0.05)	$9.56	2.25%	0.37%(4)	0.37%(4)	3.88%(4)	3.88%(4)	80%(5)	$5
A Class
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	0.85%	3.49%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	—	(0.31)	$9.56	1.50%	0.85%	0.85%	3.26%	3.26%	80%	$33,286
C Class
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	1.60%	2.74%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	—	(0.24)	$9.56	0.85%	1.60%	1.60%	2.51%	2.51%	80%	$18,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through May 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

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Management
Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	66	None
38

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

39

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
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Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

41

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

42

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $25,724,379 as exempt interest dividends for the fiscal year ended May 31,
2021.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending May 31, 2022.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended May 31, 2020 and May 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.
43

Notes

44

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American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2107

Annual Report

May 31, 2021

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas
Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Muni Returns Moderated as Rates Rose

The reporting period began with financial markets experiencing a sweeping recovery from the initial—and severe—effects of the COVID-19 pandemic. Swift and significant action from the Federal Reserve and the federal government in early 2020 helped reignite investor confidence in the markets and bolster the economic backdrop. Credit-sensitive assets, including municipal bonds (munis), quickly rebounded from their late-March 2020 lows to start the reporting period on an upbeat trend. A record 33.4% (annualized) U.S. economic expansion in the third quarter of 2020 also contributed to the positive tone.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped sustain the optimism. Furthermore, political clarity emerged following the January 2021 U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states. Additionally, the Biden administration released significant spending and tax-hike proposals—policies generally supportive of munis.
The broad economic gains combined with ongoing monetary and fiscal support and state reopenings eventually drove inflation and U.S. Treasury yields higher. Muni yields also rose, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, muni returns moderated in 2021, but the asset class delivered gains for the 12-month period and significantly outperformed Treasuries, which declined.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing. As the U.S. economy continues to rebuild from shutdown-related losses, investors likely will face renewed opportunities and challenges. Economic growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	6.50%	3.17%	3.42%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	3.67%	2.99%	3.42%	—	—
I Class	AXBIX	6.71%	3.39%	3.63%	—	4/15/03
Y Class	ATBYX	6.74%	—	—	4.26%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		6.32%	2.93%	3.17%	—
With sales charge		1.53%	1.99%	2.70%	—
C Class	TWTCX	5.53%	2.16%	2.40%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

C Class shares will automatically convert to A Class shares after being held for eight years. C Class average annual returns do not reflect this conversion.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2011
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2021
Investor Class — $13,998

S&P Intermediate Term National AMT-Free Municipal Bond Index — $14,007

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

Intermediate-Term Tax-Free Bond returned 6.50%* for the 12 months ended May 31, 2021. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned 3.67%. Fund returns reflect operating expenses, while index returns do not.

The fund and index generated positive returns amid a favorable supply/demand backdrop for municipal bonds (munis). The fund’s relative outperformance was primarily due to our sector positioning and security selection.

Early in the reporting period, investors viewed munis as attractive alternatives to Treasuries. Government bond yields hovered near historical lows, while the Federal Reserve (Fed) remained focused on broad financial market stability. Through the second half of 2020, yield-hungry investors’ increased demand for munis prompted a return to pre-pandemic issuance, led by new issues in the taxable space. In late 2020, growing optimism that the recovery was taking hold fueled outperformance among lower-quality munis as investors returned to sectors that struggled earlier in the year.

In early 2021, the economic recovery gathered steam, and interest rates headed upward. Expanding COVID-19 vaccine availability, a still-dovish Fed and additional federal pandemic relief aided the backdrop. Additionally, Democrats’ control of Congress and the White House fueled expectations for higher spending and taxes, which also drove rates higher. Munis generally fared better than Treasuries, thanks in part to the $1.9 trillion American Rescue Plan Act, which included more than $560 billion in direct aid to municipal issuers. Higher-yielding issues continued to lead the muni market, while investor demand and issuance levels remained high.

Hospital, Retirement Community Allocations Proved Advantageous

Sector allocation drove the fund’s relative results, lifted by an overweight position relative to the index in the hospital sector. Concerns about the broad impact of the pandemic hit health care providers hard early in the period. Eventually, though, government relief funds helped ease financial woes and the vaccine led to considerably lower infection rates, and hospital bonds recovered. An out-of-index stake in retirement community bonds, which also bounced back from early 2020 lows, further enhanced results.

Additionally, an underweight position in prerefunded bonds and out-of-index exposure to corporate munis supplied a relative lift.

Security Selection Aided Performance

Security selection also boosted relative results, particularly lower-quality, land-securitized special tax bonds that rallied amid the late-period push for yield. Investments in private university and state general obligation bonds also contributed to relative results. Alternatively, security selection in the hospital sector diminished relative performance, offsetting a portion of the gains resulting from our overweight in the sector.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Duration Beneficial Early On

Interest rates lingered near historic lows after the onset of the pandemic, and our longer-than-index duration bolstered relative returns through much of the period’s first half. Anticipating rates would rise, we trimmed the portfolio’s duration in early 2021. Nonetheless, it remained modestly longer than the index. This positioning detracted from relative returns, especially given the rapid ascent in long-term rates, which reflected growing confidence in the economic recovery.

Portfolio Positioning

Looking ahead, we believe the massive fiscal spending already working its way through the economy, including direct federal aid to state and local governments, will continue to provide support to the muni market. In addition, increased infrastructure spending, if passed by Congress, should directly benefit municipalities and states nationwide. Meanwhile, Biden administration proposals for higher taxes and spending should bode well for tax-advantaged munis due to persistent demand from individuals and corporations.

Default expectations have steadily declined and are generally limited to high-yield issuers with poor underwriting standards. We believe robust demand, strong fiscal support and modest new issuance have positioned munis well for the coming months, even if a more difficult rate environment surfaces.

We intend to fine-tune the fund’s risk profile, taking advantage of the muni market’s broader move higher to exit lower-quality names that have recovered nicely. We will selectively redeploy the proceeds into sectors that have lagged the market, higher-quality issues in other sectors and new issues offering good relative value. For example, we added to our retirement community exposure by purchasing bonds we believe offer better relative value and upside than the riskier issues we sold after they rallied.

Overall, we ended the period with a slight bias toward lower-rated, higher-yielding investment-grade munis. We also held a slightly longer duration while remaining cognizant of the potential for rising rates due to anticipated higher near-term economic growth. As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

MAY 31, 2021
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Exchange-Traded Funds	0.7%
Other Assets and Liabilities	0.3%

Top Five States and Territories*	% of net assets
Illinois	11.5%
New York	11.3%
Texas	9.7%
Pennsylvania	6.9%
California	5.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	13%
Hospital	13%
Special Tax	11%
Corporate Municipal	7%
General Obligation (GO) - State	7%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expenses Paid During Period(1) 12/1/20 - 5/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,022.30	$2.32	0.46%
I Class	$1,000	$1,023.30	$1.31	0.26%
Y Class	$1,000	$1,023.50	$1.16	0.23%
A Class	$1,000	$1,021.00	$3.58	0.71%
C Class	$1,000	$1,017.20	$7.34	1.46%
Hypothetical
Investor Class	$1,000	$1,022.64	$2.32	0.46%
I Class	$1,000	$1,023.64	$1.31	0.26%
Y Class	$1,000	$1,023.79	$1.16	0.23%
A Class	$1,000	$1,021.39	$3.58	0.71%
C Class	$1,000	$1,017.65	$7.34	1.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
Alabama — 1.2%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	$475,000	$521,956
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,180,706
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,249,416
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	974,298
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	739,991
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	918,034
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,830,639
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,140,435
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,176,310
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,322,865
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,058,977
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	21,981,796
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,214,600
		51,310,023
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,212,673
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.01%, 6/1/21	3,270,000	3,270,000
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 6/1/21 (GA: Exxon Mobil Corp.)	500,000	500,000
		7,982,673
Arizona — 3.5%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.95%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,591,429
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,329,551	7,206,668
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	165,000	165,362
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	105,000	105,970
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	555,133
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	439,357
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	692,163
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	970,219
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,517,405
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	689,686
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	783,704
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	375,139

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	$250,000	$318,531
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	786,522
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	376,541
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	375,434
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	289,519
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	654,231
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,057,209
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,921,467
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	572,458
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	552,499
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	274,828
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	758,400
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	621,282
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,142,360
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	6,400,000	6,748,171
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	108,345
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	559,871
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	236,481
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	362,544
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	264,718
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	849,315
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	842,088
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	360,235
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,189,859
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,469,342
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,117,904
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,347,388
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,452,070
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	12,455,593

	Principal Amount	Value
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	$235,000	$237,543
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,981,946
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,581,546
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	7,205,132
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,280,052
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,089,285
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	962,871
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	778,064
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,935,918
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,782,258
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	425,479
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	916,706
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	484,234
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	386,141
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,000,000	2,317,824
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	645,925
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.62%, (MUNIPSA plus 0.57%), 1/1/35	3,780,000	3,765,325
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	1,119,312
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	2,183,464
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	4,039,629
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.83%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,712,473
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	824,940
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	729,403
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,208,660
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,625,318
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	14,139,109
		145,515,997
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,088,608

	Principal Amount	Value
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	$1,360,000	$1,525,760
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,329,139
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.03%, 6/1/21 (LOC: JPMorgan Chase Bank N.A.)	4,100,000	4,100,000
		8,043,507
California — 5.9%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	708,258
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,149,360
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,356,551
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,914,188
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,928,113
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,202,051
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,202,640
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,982,215
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,920,594
Bay Area Toll Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,814,162
Bay Area Toll Authority Rev., VRN, 0.31%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,984,138
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	731,891
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	592,571
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	244,672
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	333,611
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	332,570
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	180,431
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,983,355
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	195,000	197,515
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,909,024
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	660,130
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,136,980
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,169,755
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,200,747
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)(3)	5,000,000	5,041,173
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,202,770
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,757,428
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,810,996
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,200,852

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	$2,385,000	$2,572,639
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,554,833
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	7,126,362
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	9,084,337
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	2,270,869
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,221,103
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,617,441
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,837,084
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,903,728
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,065,000	1,085,046
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	15,360,000	18,092,902
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,456,896
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,792,074
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,598,903
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,693,051
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,423,547
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,206,543
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	2,931,412
Metropolitan Water District of Southern California Rev., VRN, 0.30%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	5,001,238
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,674,382
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,208,599
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,526,003
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,177,037
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,171,343
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	936,185
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,651,299
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,748,012
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,444,718
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,392,207
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,138,643
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,887,216
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,478,140
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	3,246,861

	Principal Amount	Value
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	$325,000	$344,616
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,278,637
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	713,357
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,232,590
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(4)	4,050,000	4,195,189
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,919,353
State of California GO, 5.00%, 12/1/23	2,725,000	3,051,505
State of California GO, 4.00%, 12/1/24	3,500,000	3,953,343
State of California GO, 5.00%, 12/1/25	6,750,000	8,135,091
State of California GO, 5.00%, 12/1/26	3,955,000	4,420,446
State of California GO, 5.00%, 2/1/27	10,000,000	10,800,212
State of California GO, 5.00%, 11/1/27	5,000,000	5,567,408
State of California GO, 5.00%, 2/1/28	10,000,000	10,798,464
State of California GO, 4.00%, 9/1/32	5,000,000	5,825,916
State of California GO, 5.00%, 9/1/41(3)	6,250,000	8,209,491
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,187,574
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,506,238
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,310,226
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,724,095
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,285,998
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,280,567
		248,739,710
Colorado — 2.8%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,259,302
Adams County COP, 4.00%, 12/1/26	2,250,000	2,590,806
Adams County COP, 4.00%, 12/1/27	1,310,000	1,504,789
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,956,551
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,297,622
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,164,187
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,233,680
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,234,564
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,150,816
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,326,236

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	$2,000,000	$2,398,892
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	2,316,880
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	3,425,039
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,406,999
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	411,035
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	843,837
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	556,923
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	387,603
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	441,560
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	462,166
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	291,261
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,516,494
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	699,026
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,380,322
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,251,068
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	849,323
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	863,380
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	598,693
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,126,264
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,126,264
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	5,887,137
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,746,036
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,364,462
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,769,905
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	1,123,007
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	1,021,215
E-470 Public Highway Authority Rev., VRN, 0.48%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	3,000,018
E-470 Public Highway Authority Rev., VRN, 1.11%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	1,000,023
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	610,530
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,248,130
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	956,226
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,073,165
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	223,554
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,554,326
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,824,448
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,914,184

	Principal Amount	Value
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	$1,000,000	$1,158,634
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,102,966
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,203,480
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,445,884
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	323,566
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	456,891
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	659,433
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	526,386
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	787,739
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	654,887
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	812,491
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	860,689
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	609,060
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	484,561
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	746,914
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	389,718
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	2,191,777
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)	155,000	158,481
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	176,102
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	210,799
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	133,302
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	229,691
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	155,194
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	213,221
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	147,281
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	237,521
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	159,006
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	249,626
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	152,771
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	267,743
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	146,556
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	279,300
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	145,998
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	278,581
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	145,593
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	296,955
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	156,986
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	643,657
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	185,804
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	648,149
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	364,973
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	127,788
		117,714,102
Connecticut — 2.1%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	605,988
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,595,249

	Principal Amount	Value
Bridgeport GO, 5.00%, 8/15/27	$4,490,000	$5,511,281
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	764,277
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,888,275
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	636,149
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,606,364
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,264,982
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,247,711
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	802,921
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,148,402
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,250,521
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,834,297
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,204,162
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,232,365
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,194,611
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,188,728
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,175,068
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	341,086
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,269,467
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,002,467
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,780,146
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	657,901
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	572,562
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,674,211
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,308,645
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	729,952
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	606,366
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,331,933
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	421,947
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	481,616
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/37	7,000,000	6,985,261
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 0.25%, 7/1/49	1,400,000	1,396,679
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	1,620,000	1,673,716

	Principal Amount	Value
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	$5,000,000	$5,785,729
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,424,140
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,486,747
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	2,343,343
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,227,300
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,752,872
State of Connecticut GO, 4.00%, 6/1/35	1,000,000	1,221,383
State of Connecticut GO, 4.00%, 6/1/37	950,000	1,151,634
State of Connecticut GO, 4.00%, 6/1/38	750,000	905,544
State of Connecticut GO, 4.00%, 6/1/39	500,000	603,538
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,351,633
		86,639,169
District of Columbia — 1.0%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,320,684
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(4)	1,000,000	1,086,503
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(4)	1,000,000	1,130,549
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,017,489
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,944,570
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,588,402
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,584,594
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,475,829
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,470,722
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,758,859
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,168,993
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	291,407
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29(3)	2,500,000	3,282,521
		40,121,122
Florida — 4.6%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,802,309
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,925,020
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,063,366
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	580,167
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	595,537
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	315,934
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,257,065
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	636,356
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	631,944

	Principal Amount	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	$500,000	$629,509
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	627,568
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	5,000,000	6,426,716
Citizens Property Insurance, Inc. Rev., 5.00%, 6/1/22	8,000,000	8,391,959
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	5,758,827
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	868,681
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,896,446
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(3)	300,000	354,368
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(3)	225,000	263,390
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/51(3)	1,660,000	1,904,012
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	513,049
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,182,258
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,497,019
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,517,974
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,900,276
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,181,710
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,176,848
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,175,255
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	877,120
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,457,462
Fort Myers Rev., 4.00%, 12/1/29	170,000	194,752
Fort Myers Rev., 4.00%, 12/1/30	150,000	171,584
Fort Myers Rev., 4.00%, 12/1/31	650,000	741,990
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,305,906
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,070,650
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,635,576
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,589,290
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,929,039
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	991,692
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,638,749
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	904,667
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,469,601
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,856,423
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,312,106
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,307,146

	Principal Amount	Value
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	$1,065,000	$1,252,771
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	425,069
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	552,672
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	573,069
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,099,275
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	519,593
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	898,354
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	322,314
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	943,370
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	889,026
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,265,948
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(2)	1,200,000	814,577
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(2)	3,000,000	1,956,796
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(2)	1,500,000	903,891
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(2)	1,800,000	1,042,260
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,443,551
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	645,769
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	643,989
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,284,152
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	766,938
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,275,969
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,272,628
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,269,239
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,182,341
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,558,961
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,486,775
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,801,621
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,171,238
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	2,236,622
Pasco County School Board COP, VRN, 0.78%, (MUNIPSA plus 0.75%), 8/1/32	3,500,000	3,503,281
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,380,602
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	16,993,447
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,468,578

	Principal Amount	Value
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	$1,000,000	$1,082,565
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,159,360
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,277,339
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,602,573
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,948,013
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	914,858
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,133,764
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,339,158
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,836,974
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,802,758
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,128,242
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	420,000	432,586
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,145,000	2,365,107
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,910,000	2,152,864
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	375,000	384,890
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	1,000,000	1,019,586
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	995,000	1,064,600
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,765,000	1,851,619
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,225,000	3,500,628
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,320,000	2,433,846
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,500,000	2,619,959
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,245,181
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,491,198
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,282,645
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,341,922
		192,784,237
Georgia — 2.5%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,208,409
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,026,896
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,762,434
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,836,513
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,181,846
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,133,048
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	1,075,398

	Principal Amount	Value
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	$2,460,000	$2,753,169
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,320,949
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	4,095,271
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,459,629
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,382,020
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,246,434
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,770,236
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,504,230
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,475,075
Main Street Natural Gas, Inc. Rev., VRN, 0.60%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,043,081
Main Street Natural Gas, Inc. Rev., VRN, 0.90%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,084,721
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,704,747
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,000,000	23,202,840
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,646,080
		106,913,026
Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,118,544
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,058,760
		3,177,304
Hawaii — 0.7%
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,545,198
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,179,005
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,888,673
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/35(3)	4,000,000	5,336,650
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/36(3)	2,500,000	3,327,205
		30,276,731
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,017,513
Illinois — 11.5%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,309,889
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,148,243
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,152,624
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,187,854
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,988,774
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,134,227
Chicago GO, 5.00%, 1/1/30	6,600,000	8,360,098
Chicago GO, 5.25%, 1/1/32	5,000,000	5,454,319
Chicago GO, 6.00%, 1/1/38	5,000,000	6,086,414
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,062,969
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,562,512
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,563,834

	Principal Amount	Value
Chicago Midway International Airport Rev., 5.00%, 1/1/22	$600,000	$616,761
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,612,624
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,475,502
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,629,455
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,838,521
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,775,144
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,080,377
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,138,014
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,526,291
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,131,733
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,337,557
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,222,630
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,971,500
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,172,243
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,108,216
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,325,778
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,108,216
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	868,537
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	867,380
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,548,896
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,725,545
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,158,254
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,493,689
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,934,367
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,437,883
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,767,063
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,956,103
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,879,769
Cook County GO, 5.00%, 11/15/21	600,000	613,185
Cook County GO, 5.00%, 11/15/22	7,500,000	8,027,374
Cook County GO, 5.00%, 11/15/25	3,600,000	4,279,571
Cook County GO, 5.00%, 11/15/26	3,900,000	4,770,402
Cook County GO, 5.00%, 11/15/27	2,800,000	3,447,158
Cook County GO, 5.00%, 11/15/28	1,000,000	1,226,347
Cook County GO, 5.00%, 11/15/29	3,270,000	3,999,299
Cook County GO, 5.00%, 11/15/31	2,350,000	2,867,299
Cook County GO, 5.00%, 11/15/34	2,000,000	2,432,584
Cook County GO, 5.00%, 11/15/35	1,800,000	2,185,147
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,108,412
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,092,331
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,379,202
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,124,635
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,312,613
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,563,981
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,828,565
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,312,679

	Principal Amount	Value
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	$1,150,000	$1,390,472
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,113,746
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,201,759
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,183,527
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,298,775
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,445,970
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,515,350
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,589,093
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,665,318
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,841,204
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	335,543
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	434,383
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	449,294
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	462,796
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	416,224
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	480,936
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	900,531
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	344,725
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,620,464
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,798,979
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,023,790
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,138,470
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,244,019
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,259,617
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	590,281
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	366,985
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	578,724
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	656,422
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	574,160
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,705,432
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	859,609
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,968,030
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,566,238
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,442,355
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,305,914
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,279,505
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,648,307

	Principal Amount	Value
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.75%, (MUNIPSA plus 0.70%), 5/1/42	$2,000,000	$2,000,764
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	276,811
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	814,610
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	392,406
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	825,476
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	876,702
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,857,131
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,413,558
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	13,064,531
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(4)	825,000	872,134
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(4)	1,000,000	1,104,743
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,580,341
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,961,959
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,261,073
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,957,096
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,256,589
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,289,999
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,500,166
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,116,080
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,456,677
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,768,502
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	925,364
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	534,725
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	294,487
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	235,108
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	675,695
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	639,553
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)(3)	325,000	381,630
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)(3)	250,000	301,520
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)(3)	325,000	400,259
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,293,444
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)(3)	325,000	413,174
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)(3)	325,000	418,502
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,370,655
Northern Illinois University Rev., 4.00%, 10/1/32 (BAM)(3)	1,000,000	1,200,108
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,773,894
Northern Illinois University Rev., 4.00%, 10/1/34 (BAM)(3)	1,000,000	1,188,658
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,170,689
Northern Illinois University Rev., 4.00%, 10/1/35 (BAM)(3)	1,000,000	1,186,969
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,661,396
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,000,000

	Principal Amount	Value
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	$5,000,000	$5,234,142
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,624,115
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,810,484
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,342,455
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,240,281
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,549,019
State of Illinois GO, 5.00%, 11/1/27	15,000,000	18,477,243
State of Illinois GO, 5.125%, 12/1/29	17,000,000	20,800,780
State of Illinois GO, 5.50%, 5/1/30	2,500,000	3,299,484
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,558,359
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,414,717
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,261,623
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,637,062
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,893,720
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,909,409
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,587,159
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,933,249
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,369,320
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,022,963
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,108,800
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,097,409
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	905,108
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,743,648
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,190,847
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,230,115
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	630,331
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	831,474
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,104,096
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	995,602
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,274,765
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,458,003
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,350,031
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,637,566
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,739,253
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,891,596
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,403,569
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,190,233
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	713,591
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	742,158
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(4)	285,000	342,145
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	5,995,000	7,178,677
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,572,648
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,123,178
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,524,030
		484,645,171

	Principal Amount	Value
Indiana — 1.1%
Indiana Finance Authority Rev., 5.00%, 2/1/23	$1,735,000	$1,876,266
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,479,404
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,593,940
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,323,260
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,378,954
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,360,847
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,941,521
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,691,233
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,078,080
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,780,707
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,228,094
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,179,064
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,208,546
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,228,341
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 0.33%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	5,000,028
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,366,338
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,122,097
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,284,826
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,392,916
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,628,185
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,386,658
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.58%, (MUNIPSA plus 0.55%), 11/1/39	4,845,000	4,861,001
		48,390,306
Iowa†
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	1,030,000	1,185,733
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	809,417
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	987,179
		1,796,596
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	711,742
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	318,305
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,082,267
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	644,095
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	553,567

	Principal Amount	Value
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	$465,000	$513,751
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	418,843
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	816,706
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,750,000	1,892,686
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,059,365
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	885,852
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	840,808
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,593,933
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	750,000
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,039,757
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,746,969
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,226,116
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,543,953
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,950,804
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,698,479
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,164,857
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,590,068
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,512,379
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,187,350
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRDN, 0.01%, 6/1/21 (LOC: PNC Bank N.A.)	1,800,000	1,800,000
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,710,653
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,760,970
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,324,444
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,451,479
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,745,244
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,827,168
		103,362,610
Louisiana — 2.0%
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 6/1/21	12,700,000	12,700,000
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	651,166
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	487,843
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	606,945
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,210,426
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	595,199
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	591,563
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	588,353
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	409,270
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	290,713
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	8,149,749

	Principal Amount	Value
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	$5,000,000	$6,034,253
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	6,028,619
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,434,799
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,984,323
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(4)	6,000,000	7,206,325
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,183,828
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,177,940
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,481,817
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,143,264
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	609,269
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,028,467
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	447,840
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,401,841
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,526,359
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,509,408
New Orleans Sewerage Service Rev., 5.00%, 6/1/21(4)	400,000	400,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	271,935
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	225,581
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	912,070
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,482,618
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,299,557
		86,071,340
Maryland — 2.3%
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	3,023,596
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,751,473
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,112,998
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,996,586
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,221,387
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,734,130
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,801,383
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,759,351
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	677,599
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,758,977

	Principal Amount	Value
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	$1,530,000	$1,699,094
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,662,830
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	684,811
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	740,345
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	852,570
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	794,318
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,129,433
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	817,293
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	332,619
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	374,893
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	436,159
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,450,445
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,176,915
Maryland Economic Development Corp. Rev., (Morgan State University), 4.00%, 7/1/40	750,000	869,909
Maryland Economic Development Corp. Rev., (Morgan State University), 5.00%, 7/1/50	1,150,000	1,415,838
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	602,929
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,396,379
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	221,655
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	197,620
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	137,479
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	147,911
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	197,847
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	280,996
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	335,592
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	362,214
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/40	2,505,000	2,917,296
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	602,639

	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36(3)	$2,290,000	$2,800,043
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	969,347
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,236,230
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,162,844
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,545,060
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,077,890
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,981,748
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,127,264
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,278,378
State of Maryland GO, 5.00%, 8/1/25	21,860,000	25,990,766
		95,845,079
Massachusetts — 2.0%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,782,184
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,590,035
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	585,448
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	429,306
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	607,584
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	656,944
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,713,326
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,088,838
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	567,439
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,145,882
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	134,695
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	144,203
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	142,128
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	185,957
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	189,382
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	204,242
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	364,797
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	399,274
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	428,103
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	487,819

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	$315,000	$382,918
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	363,647
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	332,737
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	561,048
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	294,741
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,850,000	2,031,680
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,094,364
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	789,715
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	984,502
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	981,594
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	694,297
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	592,349
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	559,408
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	758,495
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,525,491
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,199,612
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,344,541
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,654,268
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,576,965
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	7,827,660
Massachusetts Port Authority Rev., 4.00%, 7/1/22(4)	2,655,000	2,767,092
Massachusetts School Building Authority Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	3,575,000	3,785,960
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	3,500,000	4,201,372
		83,152,042
Michigan — 2.9%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	952,995
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,648,791
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,803,965
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,928,360
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,094,757
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,224,506

	Principal Amount	Value
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	$1,830,000	$2,062,168
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,744,541
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,867,326
Detroit GO, 5.00%, 4/1/34	1,000,000	1,240,622
Detroit GO, 5.00%, 4/1/35	1,450,000	1,795,286
Detroit GO, 5.00%, 4/1/37	1,630,000	2,006,169
Detroit GO, 5.00%, 4/1/38	700,000	859,258
Detroit GO, 4.00%, 4/1/42	1,100,000	1,231,190
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,785,125
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,218,854
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	200,785
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	315,444
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	525,739
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	437,346
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	964,196
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	850,761
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	622,988
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	566,353
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	677,265
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,410,561
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,804,995
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,414,973
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,831,606
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/21, Prerefunded at 100% of Par(4)	1,000,000	1,003,978
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,154,561
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,281,064
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	12,000,000	12,787,752
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	522,027
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,090,404
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,134,920
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,176,348
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,765,829
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,941,343

	Principal Amount	Value
Michigan Finance Authority Rev., 5.00%, 10/1/27	$3,030,000	$3,477,555
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,975,614
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,480,090
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,270,671
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,701,523
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,000,000	1,139,166
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,400,000	1,594,832
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,250,000	1,423,958
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	1,565,000	1,782,795
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,058,478
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	911,279
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,379,210
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,238,249
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,292,045
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,530,050
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,778,700
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,700,142
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,266,632
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,152,205
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	748,933
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,353,841
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,325,036
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,167,164
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,271,091
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,981,774
		120,946,184
Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,229,486
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,219,446
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	334,362
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	406,906
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	466,680
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	430,327
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	466,622
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	448,522
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	433,903
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	543,591

	Principal Amount	Value
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	$1,200,000	$1,354,423
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	932,934
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,057,878
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,115,000
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,408,661
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,201,652
		19,050,393
Mississippi — 0.6%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,003,217
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,043,016
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,620,825
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,292,058
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,142,952
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	572,607
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	620,282
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 6/1/21 (GA: Chevron Corp.)	1,200,000	1,200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.02%, 6/1/21 (GA: Chevron Corp.)	8,500,000	8,500,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,862,198
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	867,993
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	883,630
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	755,944
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	816,750
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	939,937
		27,121,409
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,207,566
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	644,343
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,113,166
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	951,509
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,333,380
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,617,412
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,492,458
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	828,246
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,270,454

	Principal Amount	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	$750,000	$950,198
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,154,025
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	585,796
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,778,515
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	672,647
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	649,331
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	318,086
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	633,622
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	660,090
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	594,158
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	440,159
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	774,495
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,151,865
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	585,131
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,124,487
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	730,709
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,395,704
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,060,487
		31,718,039
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,647,644
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,635,640
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,689,988
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,088,967
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,721,298
		26,783,537
Nevada — 0.9%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	914,686
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	891,719
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	924,146
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,019,590
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,328,211
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,213,966
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,019,595
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,520,695

	Principal Amount	Value
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	$1,840,000	$2,169,685
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,208,637
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	929,670
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,596,507
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,695,626
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	488,953
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	1,079,933
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	1,047,489
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	546,927
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	594,498
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,143,060
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,757,485
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,173,164
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,066,755
Sparks Rev., 2.50%, 6/15/24(1)	835,000	846,041
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,616,177
		37,793,215
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,438,503	17,416,269
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,510,793
		19,927,062
New Jersey — 5.1%
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,118,746
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,561,130
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,635,062
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,574,409
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,683,971
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,677,809
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,242,551
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,756,708
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,438,990
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	6,115,421
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,185,199
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,135,898
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,178,964

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	$1,000,000	$1,209,988
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,367,776
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,803,209
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	225,000	225,572
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,292,487
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(4)	2,360,000	2,794,732
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,815,988
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,100,898
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,052,290
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,800,232
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,793,973
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,005,283
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,034,004
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,490,891
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,406,619
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,512,513
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,986,753
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,009,183
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,362,491
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	4,397,092
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,646,987
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,763,397
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,988,934
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	21,799,181
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,807,203
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,388,481
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,932,930
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,901,929
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	822,112
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	587,223
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	784,875
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	804,127

	Principal Amount	Value
Newark GO, 5.00%, 10/1/28 (AGM)	$600,000	$756,162
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,217,940
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,752,604
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,939,924
State of New Jersey GO, 4.00%, 6/1/30	2,500,000	3,090,434
State of New Jersey GO, 4.00%, 6/1/31	1,350,000	1,693,359
State of New Jersey GO, 4.00%, 6/1/32	600,000	764,104
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,514,032
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,771,167
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,755,785
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,776,502
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,219,298
		214,245,522
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,052,547
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,426,197
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,787,257
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,177,620
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	602,589
		8,046,210
New York — 11.3%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	479,508
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	414,932
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	413,644
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	2,174,523
Brookhaven Local Development Corp. Rev., (Brookhaven Memorial Hospital Medical Center, Inc. Obligated Group), 4.00%, 10/1/45	2,000,000	2,261,450
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,230,367
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,470,487
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,134,016
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,324,564
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	431,525
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,429,779
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,693,163
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	994,304
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,225,645
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,080,976

	Principal Amount	Value
Long Island Power Authority Rev., 1.00%, 9/1/25	$10,000,000	$10,114,693
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,980,903
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,977,028
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,498,682
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,882,757
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22	10,000,000	10,685,312
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	13,731,805
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	11,321,402
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	8,509,384
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	9,574,555
Metropolitan Transportation Authority Rev., 5.00%, 11/15/45	5,500,000	6,861,605
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	5,741,368
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,687,137
Metropolitan Transportation Authority Rev., VRN, 0.48%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,965,664
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	12,975,434
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	893,566
New York City GO, 5.00%, 8/1/22	7,565,000	7,996,983
New York City GO, 5.00%, 8/1/25	1,700,000	1,982,967
New York City GO, 5.00%, 8/1/25	13,605,000	16,157,249
New York City GO, 5.00%, 8/1/26	5,370,000	6,259,571
New York City GO, 5.00%, 8/1/27	7,680,000	9,652,681
New York City GO, 5.00%, 8/1/32	2,000,000	2,548,617
New York City GO, 5.00%, 8/1/33	500,000	634,945
New York City GO, 5.00%, 8/1/33	1,000,000	1,269,891
New York City GO, 5.00%, 8/1/34	2,215,000	2,804,119
New York City GO, VRDN, 0.02%, 6/1/21 (LOC: Bank of America N.A.)	700,000	700,000
New York City GO, VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	1,000,000	1,000,000
New York City GO, VRDN, 0.02%, 6/1/21 (SBBPA: Mizuho Bank Ltd.)	2,600,000	2,600,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/24 (AGM)	1,000,000	1,120,802
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/25 (AGM)	1,000,000	1,162,335
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/26 (AGM)	1,000,000	1,197,945
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	567,937
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	1,150,000	1,494,875
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,890,273
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,916,154
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,839,570
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,966,286
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.01%, 6/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	$16,900,000	$16,900,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 0.03%, 6/1/21 (SBBPA: Mizuho Bank Ltd.)	9,200,000	9,200,000
New York City Water & Sewer System Rev., 5.00%, 6/15/26	6,450,000	7,902,603
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,967,574
New York City Water & Sewer System Rev., VRDN, 0.01%, 6/1/21 (SBBPA: JPMorgan Chase Bank N.A.)	5,795,000	5,795,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Bank of Montreal)	5,900,000	5,900,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Bank of Montreal)	800,000	800,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: Barclays Bank plc)	4,500,000	4,500,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	14,111,180
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,119,855
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	961,959
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,997,688
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,547,539
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,212,199
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,388,698
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,693,256
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,940,142
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,782,660
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,565,320
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,905,716
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,548,393
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	2,153,432
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,596,691
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	2,424,352
Suffolk County GO, 2.00%, 7/22/21	4,200,000	4,210,578
Suffolk County GO, 2.00%, 9/24/21	8,000,000	8,042,367
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	501,057
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	811,295
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,100,203
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,100,071
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	1,750,000	1,977,229
Town of Oyster Bay GO, 4.00%, 3/1/26 (AGM)	920,000	1,065,774
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,804,793
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,242,456
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	819,998

	Principal Amount	Value
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	$3,030,000	$3,300,014
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,439,854
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	3,567,372
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,936,639
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,674,255
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,000,000
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,047,845
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,190,194
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,690,844
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	500,000
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,029,281
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,192,523
		477,582,277
North Carolina — 2.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	5,700,000	6,621,964
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,255,186
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,923,309
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,705,353
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	4,250,000	5,117,485
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,041,955
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/41(3)	830,000	966,049
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46(3)	715,000	824,273
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,268,052
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	3,361,238
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	748,902
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,184,549
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,117,684
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,122,345
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	616,326
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	2,019,926
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,142,308
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,234,240
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,277,262
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,400,076

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	$600,000	$689,995
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,445,668
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	1,137,053
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	2,176,792
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,826,256
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,312,047
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,095,028
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	719,346
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	9,800,000	10,999,935
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	794,200
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,073,160
Wake County Rev., 5.00%, 3/1/25	2,500,000	2,930,544
		91,148,506
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,291,702
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	2,000,000	2,572,135
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,191,761
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,186,955
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,946,053
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,422,097
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,678,921
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	4,000,000	4,114,678
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(4)	3,560,000	3,662,064
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,571,674
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,530,000	2,602,534
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,618,884
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,205,158
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	866,532
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	117,054
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	150,295
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	307,348
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	313,136
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	264,281
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	296,359

	Principal Amount	Value
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	$250,000	$328,116
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	654,144
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	781,034
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	629,578
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,764,200
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,576,200
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,140,000	1,292,467
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,885,505
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,608,628
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,946,082
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,549,883
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,363,100
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,939,332
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,113,778
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,925,517
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,493,646
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,436,120
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,688,144
State of Ohio Rev., 5.00%, 2/1/29	2,400,000	3,118,882
State of Ohio Rev., 5.00%, 2/1/30	3,300,000	4,375,583
State of Ohio Rev., 5.00%, 2/1/31	2,740,000	3,707,808
		81,557,368
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,761,773
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,169,539
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,168,186
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21	950,000	950,000
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,043,950
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,118,155
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,187,648
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,268,125
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,237,866
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,236,426
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	272,152
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,865,294
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	580,096
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	692,073
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,150,341
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,326,766

	Principal Amount	Value
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	$1,000,000	$1,102,289
		19,130,679
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	1,000,000	1,006,474
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	560,182
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	555,694
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	4,287,671
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,050,864
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	369,418
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	270,502
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	220,866
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	339,982
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	646,418
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	526,146
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	312,091
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	278,396
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	242,040
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	318,897
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	281,239
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	238,246
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,149,835
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	608,137
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	604,399
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	601,469
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	716,626
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	949,247
		16,134,839
Pennsylvania — 6.9%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	451,282
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,400,470
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,268,898
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	679,063
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,755,099
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,937,654

	Principal Amount	Value
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	$1,800,000	$2,318,290
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,605,719
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,000,000	5,180,057
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	850,643
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	486,587
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	795,000	836,167
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,141,990
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,109,144
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,478,116
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,472,325
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,604,076
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,680,882
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,762,445
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,708,032
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,197,146
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,690,967
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	598,713
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	884,711
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	789,344
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,228,532
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,287,295
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,342,910
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,397,549
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,457,634
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	7,500,000	9,179,717
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(4)	5,000,000	5,711,971
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.63%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,799,436
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,364,659
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	6,420,781
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,169,474
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,516,831

	Principal Amount	Value
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	$1,800,000	$2,200,310
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,179,943
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,229,706
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,258,643
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,178,581
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,114,668
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,188,374
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	702,714
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	602,426
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.75%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,381
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	688,925
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.12%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,019,825
Pennsylvania COP, 5.00%, 7/1/29	600,000	751,260
Pennsylvania COP, 5.00%, 7/1/30	750,000	935,431
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,057,123
Pennsylvania COP, 5.00%, 7/1/35	450,000	553,366
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,063,593
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,071,405
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,978,641
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	531,652
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	819,278
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	813,647
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	899,443
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,040,926
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,000,000	1,040,926
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/22, Prerefunded at 100% of Par(4)	1,250,000	1,301,158
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(4)	945,000	1,094,028
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,654,184
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,694,471
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,141,560
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,153,930
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,486,366
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,801,645
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,242,771

	Principal Amount	Value
Pennsylvania Turnpike Commission Rev., VRN, 0.65%, (MUNIPSA plus 0.60%), 12/1/23	$5,000,000	$5,043,270
Pennsylvania Turnpike Commission Rev., VRN, 0.73%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,061,800
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,023,913
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,641,224
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,501,177
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,233,551
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,819,252
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,662,903
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,982,843
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,212,022
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	742,037
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,363,472
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,680,729
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,967,501
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,086,815
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	973,763
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,302,907
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	714,601
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,379,578
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	971,553
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,407,528
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,292,179
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	451,967
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,479,451
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,432,372
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,057,938
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,865,353
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,003,285
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,262,780
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,258,283
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	721,589
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,261,764
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,430,744
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,817,220
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,814,079
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,296,586
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,655,757
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	618,753
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	600,663
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,565,011
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,816,258
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,049,362
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,355,000
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,520,865
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,233,907
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,016,029
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	914,830

	Principal Amount	Value
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	$4,200,000	$4,482,568
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,637,360
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.39%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,051,630
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	423,363
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	422,212
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	594,035
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,666,486
		291,098,027
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,023,979
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,211,493
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,426,063
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,899,548
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,272,920
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,207,174
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,180,645
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,740,428
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,574,790
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,140,082
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	537,945
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	597,220
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	595,695
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,434,869
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,241,707
		39,084,558
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	485,179
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,127,951
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,957,000
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,287,352
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,023,979
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,037,471
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	276,275

	Principal Amount	Value
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	$1,145,000	$1,352,231
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	547,030
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,839,849
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,381,421
		29,315,738
Tennessee — 0.9%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	518,907
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	427,643
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	737,580
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	468,767
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	440,273
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	557,679
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	557,679
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,741,140
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,663,128
		40,112,796
Texas — 9.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,765,912
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,223,904
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,341,174
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,216,774
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,214,501
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	239,495
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	453,657
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	392,946
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	594,295
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	444,526
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	650,194
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,061,515
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	547,229
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,551,984
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,002,772
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,481,753
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,773,257
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,211,489
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,824,717
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,512,557

	Principal Amount	Value
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	$6,755,000	$8,088,542
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,840,003
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,176,376
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,667,773
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	311,656
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	287,632
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,129,171
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,588,197
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,674,945
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,054,321
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,145,867
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	5,900,000	7,002,830
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,359,266
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,295,928
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,281,848
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,922,619
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,085,300
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,137,132
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,036,473
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,198,016
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,297,690
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	586,027
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,695,836
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,601,745
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,264,491
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,840,126
Dallas Independent School District GO, VRN, 5.00%, 2/15/22, Prerefunded at 100% of Par (PSF-GTD)(4)	3,975,000	4,112,948
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	312,996
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	423,333
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	523,270
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	268,308
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	223,902
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,332,061
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	573,410
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,573,077

	Principal Amount	Value
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	$3,000,000	$3,593,608
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,788,193
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,617,827
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,393,414
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,771,023
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,967,105
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,776,817
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,183,629
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,182,714
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,113,691
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,852,983
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,118,678
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	931,652
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	791,210
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	855,793
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,122,079
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	571,020
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,563,254
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,114,532
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	540,871
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,115,488
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	2,560,000	2,694,287
Houston Airport System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(4)	4,000,000	4,209,823
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,137,943
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	500,170
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,325,210
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,128,634
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,301,478
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	794,207
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,000,000
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,417,823
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,691,892
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,807,425
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,202,472
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,800,108
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	266,120
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	543,039
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	295,715

	Principal Amount	Value
Irving Hospital Authority Rev., VRN, 1.13%, (MUNIPSA plus 1.10%), 10/15/44	$1,665,000	$1,673,897
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,044,712
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,291,533
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,563,938
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,398,841
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	867,636
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	567,532
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	612,825
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,240,070
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,670,000	2,070,917
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,240,070
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(4)	1,000,000	1,240,070
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,071,071
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,500,000	2,570,929
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	3,000,000	3,085,114
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	6,310,000	6,489,024
North Texas Tollway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(4)	2,000,000	2,056,743
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	3,928,598
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,194,882
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,477,346
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,472,322
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,240,259
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,260,757
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,632,281
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,245,455
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,312,122
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,534,825
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,556,450
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,464,755
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,169,851

	Principal Amount	Value
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	$4,000,000	$4,764,210
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,533,692
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,095,865
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	3,041,540
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,252,222
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	4,560,000	5,347,263
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/21	1,150,000	1,179,036
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22	1,000,000	1,071,239
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23	1,150,000	1,281,716
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	1,750,000	2,077,073
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	1,000,000	1,213,023
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/32	1,500,000	1,816,323
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,446,616
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,659,811
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,765,535
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,183,916
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,695,259
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,025,568
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,797,582
Texas Water Development Board Rev., 5.00%, 8/1/32	5,000,000	6,671,125
Texas Water Development Board Rev., 5.00%, 8/1/33	3,755,000	4,989,739
Texas Water Development Board Rev., 4.00%, 8/1/34	2,500,000	3,101,563
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,606,028
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,265,571
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,585,401
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,747,152
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,723,650
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,483,630
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	835,506
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,815,428
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,419,635
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,468,859
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,635,369
		408,670,663
Utah — 0.1%
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,135,898
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,206,164
		2,342,062

	Principal Amount	Value
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	$315,000	$338,997
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	851,996
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,564,327
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	703,198
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,168,748
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	912,768
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,156,684
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,033,283
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	569,894
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,769,265
		13,069,160
Virginia — 0.7%
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,378,447
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,928,144
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	273,317
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	760,262
Henrico County Economic Development Authority Rev., 4.00%, 10/1/40	500,000	564,548
Henrico County Economic Development Authority Rev., 4.00%, 10/1/45	700,000	782,642
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	716,770
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	410,000	417,008
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	781,860
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,648,240
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	739,781
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,173,257
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,199,490
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	831,012
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	474,713
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	568,320
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	536,263

	Principal Amount	Value
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	$750,000	$884,199
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,175,404
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,460,969
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/38	3,000,000	3,384,292
Virginia Small Business Financing Authority Rev., (National Senior Campuses, Inc. Obligated Group), 4.00%, 1/1/39	3,500,000	3,939,144
		29,618,082
Washington — 3.4%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	2,000,000	2,675,648
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	2,000,000	2,666,875
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,080,936
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,233,409
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,002,134
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,607,842
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,243,939
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,985,766
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,477,943
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,711,344
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,982,414
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,361,090
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,195,973
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,291,116
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,246,299
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,631,178
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,698,754
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.08%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,015,382
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.16%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,006,576
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,520,132
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,492,171
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,901,117
		144,028,038
Wisconsin — 0.8%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	698,923
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,734,512
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	1,270,561

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	$690,000	$860,329
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	920,469
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	383,858
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	930,448
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	347,608
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	345,946
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	373,266
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,213,942
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	679,609
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,124,743
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,081,139
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,224,284
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,379,655
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,253,690
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,504,302
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,136,862
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,764,201
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	355,000	368,864
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	609,588
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,412,619
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,972,273
		33,591,691
TOTAL MUNICIPAL SECURITIES (Cost $3,889,143,368)		4,168,800,046
EXCHANGE-TRADED FUNDS — 0.7%
VanEck Vectors High Yield Muni ETF (Cost $29,749,110)	496,700	31,361,638
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,918,892,478)		4,200,161,684
OTHER ASSETS AND LIABILITIES — 0.3%		10,607,182
TOTAL NET ASSETS — 100.0%		$4,210,768,866

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $148,788,360, which represented 3.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2021
Assets
Investment securities, at value (cost of $3,918,892,478)	$4,200,161,684
Cash	419,746
Receivable for investments sold	1,165,000
Receivable for capital shares sold	3,732,529
Interest and dividends receivable	48,959,883
4,254,438,842

Liabilities
Payable for investments purchased	37,525,002
Payable for capital shares redeemed	4,380,697
Accrued management fees	1,014,970
Distribution and service fees payable	12,181
Dividends payable	737,126
43,669,976

Net Assets	$4,210,768,866

Net Assets Consist of:
Capital paid in	$3,932,369,747
Distributable earnings	278,399,119
$4,210,768,866

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$834,125,295	69,958,975	$11.92
I Class	$1,703,280,981	142,808,644	$11.93
Y Class	$1,630,371,311	136,779,977	$11.92
A Class	$38,172,307	3,200,699	$11.93*
C Class	$4,818,972	404,327	$11.92
*Maximum offering price $12.49 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2021
Investment Income (Loss)
Income:
Interest	$111,496,804
Dividends	922,446
112,419,250
Expenses:
Management fees	12,073,557
Distribution and service fees:
A Class	90,369
C Class	66,882
Trustees' fees and expenses	279,778
Other expenses	17,429
12,528,015

Net investment income (loss)	99,891,235

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	13,987,002
Change in net unrealized appreciation (depreciation) on investments	149,314,194

Net realized and unrealized gain (loss)	163,301,196

Net Increase (Decrease) in Net Assets Resulting from Operations	$263,192,431

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2021 AND MAY 31, 2020
Increase (Decrease) in Net Assets	May 31, 2021	May 31, 2020
Operations
Net investment income (loss)	$99,891,235	$102,811,940
Net realized gain (loss)	13,987,002	(6,146,292)
Change in net unrealized appreciation (depreciation)	149,314,194	(23,171,816)
Net increase (decrease) in net assets resulting from operations	263,192,431	73,493,832

Distributions to Shareholders
From earnings:
Investor Class	(21,776,191)	(29,189,331)
I Class	(35,426,560)	(36,454,382)
Y Class	(41,868,434)	(36,375,204)
A Class	(733,014)	(635,210)
C Class	(86,459)	(125,749)
Decrease in net assets from distributions	(99,890,658)	(102,779,876)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	43,835,338	158,911,668

Net increase (decrease) in net assets	207,137,111	129,625,624

Net Assets
Beginning of period	4,003,631,755	3,874,006,131
End of period	$4,210,768,866	$4,003,631,755

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2021

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2021 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $48,920,000 and $77,000,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2021 were $1,184,223,621 and $1,137,479,655, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2021		Year ended May 31, 2020
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,060,821	$177,336,890	20,583,514	$237,608,370
Issued in reinvestment of distributions	1,723,002	20,286,467	2,383,075	27,580,187
Redeemed	(42,419,810)	(499,345,113)	(32,536,959)	(371,516,071)
	(25,635,987)	(301,721,756)	(9,570,370)	(106,327,514)
I Class
Sold	70,254,993	827,666,516	46,936,172	543,063,993
Issued in reinvestment of distributions	2,870,023	33,850,363	2,386,050	27,617,594
Redeemed	(26,522,797)	(312,595,361)	(71,945,933)	(817,725,720)
	46,602,219	548,921,518	(22,623,711)	(247,044,133)
Y Class
Sold	21,700,699	255,450,362	71,370,664	815,169,823
Issued in reinvestment of distributions	2,934,889	34,558,728	3,082,960	35,638,964
Redeemed	(42,353,635)	(496,625,622)	(29,816,498)	(340,049,485)
	(17,718,047)	(206,616,532)	44,637,126	510,759,302
A Class
Sold	1,269,413	14,969,151	971,809	11,223,337
Issued in reinvestment of distributions	59,589	702,347	53,336	617,004
Redeemed	(734,666)	(8,685,053)	(803,743)	(9,250,977)
	594,336	6,986,445	221,402	2,589,364
C Class
Sold	144,526	1,708,225	121,965	1,405,506
Issued in reinvestment of distributions	7,046	82,877	9,183	106,183
Redeemed	(469,062)	(5,525,439)	(223,811)	(2,577,040)
	(317,490)	(3,734,337)	(92,663)	(1,065,351)
Net increase (decrease)	3,525,031	$43,835,338	12,571,784	$158,911,668

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$4,168,800,046	—
Exchange-Traded Funds	$31,361,638	—	—
	$31,361,638	$4,168,800,046	—

7. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. However, LIBOR is expected to be phased out and the transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2021 and May 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$99,890,658	$102,779,876
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,918,892,478
Gross tax appreciation of investments	$282,971,838
Gross tax depreciation of investments	(1,702,632)
Net tax appreciation (depreciation) of investments	$281,269,206
Undistributed exempt income	419
Accumulated short-term capital losses	$(2,870,506)
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
I Class
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
Y Class
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(3)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
C Class
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through May 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	66	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $100,057,050 as exempt interest dividends for the fiscal year ended May 31, 2021.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending May 31, 2022.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended May 31, 2020 and May 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2107

Annual Report

May 31, 2021

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2021. Annual reports help convey important information about fund returns, including market factors that affected performance. For additional investment insights, please visit americancentury.com.

Muni Returns Moderated as Rates Rose

The reporting period began with financial markets experiencing a sweeping recovery from the initial—and severe—effects of the COVID-19 pandemic. Swift and significant action from the Federal Reserve and the federal government in early 2020 helped reignite investor confidence in the markets and bolster the economic backdrop. Credit-sensitive assets, including municipal bonds (munis), quickly rebounded from their late-March 2020 lows to start the reporting period on an upbeat trend. A record 33.4% (annualized) U.S. economic expansion in the third quarter of 2020 also contributed to the positive tone.

Improving data on U.S. manufacturing, employment and housing, along with a late-2020 federal coronavirus aid package and positive vaccine developments, helped sustain the optimism. Furthermore, political clarity emerged following the January 2021 U.S. Senate run-off elections in Georgia. The results gave Democrats control of Congress and set the stage for another federal aid package, which passed in March and included direct support for states. Additionally, the Biden administration released significant spending and tax-hike proposals—policies generally supportive of munis.
The broad economic gains combined with ongoing monetary and fiscal support and state reopenings eventually drove inflation and U.S. Treasury yields higher. Muni yields also rose, but at a slower pace than comparable-maturity Treasuries. Against this backdrop, muni returns moderated in 2021, but the asset class delivered gains for the 12-month period and significantly outperformed Treasuries, which declined.

Reopenings Will Shape Market Dynamics

The return to pre-pandemic life is progressing. As the U.S. economy continues to rebuild from shutdown-related losses, investors likely will face renewed opportunities and challenges. Economic growth data, the virus’s trajectory, supply chain normalization, and the effects of fiscal and monetary policy likely will be among the factors swaying market dynamics.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Performance

Total Returns as of May 31, 2021
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	0.01%	0.60%	0.31%	7/31/84
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

MAY 31, 2021
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.30%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived

Portfolio at a Glance
Weighted Average Maturity	35 days
Weighted Average Life	36 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	77%
31-90 days	14%
91-180 days	5%
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2020 to May 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Expenses Paid During Period(1) 12/1/20 - 5/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,000.00	$0.85	0.17%
Hypothetical
Investor Class	$1,000	$1,024.08	$0.86	0.17%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

MAY 31, 2021

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
Alaska — 0.9%
Valdez Rev., (Exxon Mobil Corp.), VRDN, 0.02%, 6/1/21 (GA: Exxon Mobil Corp.)	$1,360,000	$1,360,000
Arkansas — 0.3%
Little Rock Metrocentere Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 0.03%, 6/1/21 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
California — 27.1%
California Health Facilities Financing Authority, 0.15%, 11/9/21	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.09%, 6/7/21 (LOC: Wells Fargo Bank N.A.)	545,000	545,000
California School Finance Authority Rev., 3.00%, 12/30/21	2,000,000	2,033,045
California Statewide Communities Development Authority, 0.15%, 11/3/21	2,000,000	2,000,000
California Statewide Communities Development Authority, 0.14%, 11/9/21	2,000,000	2,000,000
California Statewide Communities Development Authority Rev., (Kelvin Court LP), VRDN, 0.10%, 6/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 0.15%, 6/7/21 (LOC: Bank of the West)	800,000	800,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.09%, 6/7/21 (LOC: East West Bank, Zions Bank and FHLB)	1,450,000	1,450,000
City of Los Angeles Rev., 4.00%, 6/24/21	2,465,000	2,470,725
Irvine Ranch Water District Special Assessment, VRN, 0.08%, (MUNIPSA plus 0.03%), 10/1/37	1,000,000	1,000,000
Mizuho Floater/Residual Trust Rev., VRDN, 0.16%, 6/7/21 (LIQ FAC: Mizuho Capital Markets LLC)(1)	5,000,000	5,000,000
San Diego Public Facilities Financing Authority Water Rev., 0.12%, 8/3/21 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Francisco City & County Public Utilities Commission Power Rev., 0.11%, 6/23/21 (LOC: Bank of America N.A.)	2,800,000	2,800,000
State of California GO, 0.12%, 6/3/21 (LOC: Royal Bank of Canada)	1,500,000	1,500,000
State of California GO, 0.11%, 8/19/21 (LOC: Royal Bank of Canada)	2,700,000	2,700,000
State of California Department of Water Resources, 0.10%, 6/9/21	2,700,000	2,700,000
State of California Department of Water Resources, 0.09%, 7/6/21	4,500,000	4,500,000
		41,798,770
Colorado — 0.9%
Colorado Housing and Finance Authority Rev., VRDN, 0.05%, 6/7/21 (SBBPA: FHLB)	585,000	585,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 0.15%, 7/1/21 (LOC: Wells Fargo Bank N.A.)	735,000	735,000
		1,320,000
Connecticut — 3.0%
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.00%, 7/1/33	4,500,000	4,569,547
District of Columbia — 0.5%
District of Columbia Rev., (Progressive Life Center, Inc.), VRDN, 0.13%, 6/7/21 (LOC: Truist Bank)	820,000	820,000
7

	Principal Amount	Value
Florida — 3.1%
Florida Housing Finance Corp. Rev., (Lamson Avenue Apartments GP LLC), VRDN, 0.08%, 6/7/21 (LOC: FNMA)(LIQ FAC: FNMA)	$175,000	$175,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 0.19%, 6/7/21 (LOC: Bank of America N.A.)	1,100,000	1,100,000
Orlando Utilities Commission Rev., VRDN, 0.07%, 6/7/21 (SBBPA: TD Bank N.A.)	350,000	350,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 0.10%, 6/7/21 (LOC: Wells Fargo Bank N.A.)	640,000	640,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.10%, 6/7/21 (LOC: PNC Bank N.A.) (Acquired 12/7/20, Cost $700,000)(2)	700,000	700,000
Sumter County Industrial Development Authority Rev., (American Cement Co. LLC), VRDN, 0.14%, 6/7/21 (LOC: Bank of America N.A.)	1,800,000	1,800,000
		4,765,000
Georgia — 5.3%
Roswell Housing Authority Rev., VRDN, 0.10%, 6/7/21 (LOC: Northern Trust Company)	7,200,000	7,200,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.12%, 6/7/21 (LOC: Bank of America N.A.)	1,025,000	1,025,000
		8,225,000
Illinois — 10.7%
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 0.07%, 6/7/21 (LOC: Citibank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 0.10%, 6/7/21 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.09%, 6/7/21 (LOC: PNC Bank N.A.)	340,000	340,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.44%, 6/7/21 (LOC: First National Bank and FHLB)	1,450,000	1,450,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.08%, 6/7/21 (LOC: FHLMC)	5,300,000	5,300,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.10%, 6/7/21 (AGM-CR)(LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.17%, 6/7/21 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	4,365,000	4,365,000
		16,555,000
Indiana — 1.4%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 0.14%, 6/7/21 (LOC: U.S. Bank N.A.)(1)	900,000	900,000
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.08%, 6/7/21 (LOC: Bank of New York Mellon)	1,255,000	1,255,000
		2,155,000
Louisiana — 5.1%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.07%, 6/7/21 (LOC: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.07%, 6/7/21 (LOC: FHLMC)	1,560,000	1,560,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.95%, 6/7/21 (LOC: Community Bank and FHLB)	2,760,000	2,760,000
		7,820,000
8

	Principal Amount	Value
Massachusetts — 1.3%
RBC Municipal Products, Inc. Trust GO, VRDN, 0.08%, 6/7/21 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	$2,000,000	$2,000,000
Michigan — 4.0%
Michigan Finance Authority Rev., 4.00%, 8/20/21 (LOC: JPMorgan Chase Bank N.A.)	5,000,000	5,040,986
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.25%, 6/7/21 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	1,175,000	1,175,000
		6,215,986
Minnesota — 3.5%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.17%, 6/7/21 (LIQ FAC: FHLMC)	5,335,000	5,334,965
Missouri — 0.3%
Wright City Rev., (MB Realty LLC), VRDN, 0.20%, 6/7/21 (LOC: Bank of America N.A.)	520,000	520,000
Nevada — 3.2%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 0.07%, 6/7/21 (LOC: Citibank N.A.)	1,965,000	1,965,000
Tender Option Bond Trust Receipts/Certificates COP, VRDN, 0.10%, 6/7/21 (LIQ FAC: Barclays Bank plc)(1)	2,900,000	2,900,000
		4,865,000
New York — 3.1%
Albany Industrial Development Agency Rev., (CHF - Holland Suites II LLC), VRDN, 0.06%, 6/7/21 (LOC: TD Bank N.A.)	1,580,000	1,580,000
New York City Water & Sewer System Rev., VRDN, 0.02%, 6/1/21 (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.11%, 6/7/21 (LOC: Citibank N.A.)	600,000	600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.17%, 6/7/21 (LIQ FAC: Barclays Bank plc)(1)	2,015,000	2,015,000
		4,795,000
North Carolina — 0.3%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.15%, 6/7/21 (LOC: Truist Bank)	465,000	465,000
Ohio — 2.6%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.10%, 6/7/21 (LIQ FAC: Citibank N.A.)(1)	4,000,000	4,000,000
Pennsylvania — 5.2%
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRDN, 0.10%, 6/7/21 (LOC: MUFG Bank Ltd.)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.08%, 6/7/21 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,925,000	1,925,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.20%, 6/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(GA: JPMorgan Chase Bank N.A.)(1)	3,075,000	3,075,000
		8,000,000
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. Rev., (New England Institute of Technology), VRDN, 0.09%, 6/7/21 (LOC: TD Bank N.A.)	620,000	620,000
South Carolina — 1.0%
South Carolina Public Service Authority Rev., VRDN, 0.10%, 6/7/21 (LOC: Bank of America N.A.)	1,555,000	1,555,000
9

	Principal Amount	Value
Tennessee — 5.9%
Montgomery County Public Building Authority Rev., VRDN, 0.11%, 6/7/21 (LOC: Bank of America N.A.) (Acquired 12/17/20 -12/21/20, Cost $3,180,000)(2)	$3,180,000	$3,180,000
Public Building Authority of Blount County Tennessee Rev., VRDN, 0.13%, 6/7/21 (CNTY GTD) (LOC: Truist Bank)	995,000	995,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.17%, 6/7/21 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
		9,175,000
Texas — 6.5%
Frenship Independent School District GO, 4.00%, 8/15/21 (PSF-GTD)(LOC: Texas Permanent School Fund)	1,030,000	1,038,173
Frenship Independent School District GO, 4.00%, 2/15/22 (PSF-GTD)(LOC: Texas Permanent School Fund)	220,000	225,942
Houstpn Airport System Rev., 0.12%, 6/24/21 (LOC: PNC Bank N.A.)	2,000,000	2,000,000
Mission Economic Development Corp. Rev., VRDN, 0.20%, 6/7/21 (LOC: Wells Fargo Bank N.A.)	2,210,000	2,210,000
State of Texas Rev., 4.00%, 8/26/21	4,500,000	4,539,879
		10,013,994
Utah — 1.0%
RBC Municipal Products, Inc. Trust Rev., VRDN, 0.08%, 6/7/21 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	1,585,000	1,585,000
Washington — 0.9%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.20%, 6/7/21 (LOC: FHLB and Homestreet Bank)	1,400,000	1,400,000
West Virginia — 0.9%
West Virginia Hospital Finance Authority Rev., (Cabell Huntington Hospital, Inc.), VRDN, 0.13%, 6/7/21 (LOC: Truist Bank)	1,390,000	1,390,000
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.25%, 6/7/21 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	1,645,000	1,645,000
TOTAL INVESTMENT SECURITIES — 99.5%		153,468,262
OTHER ASSETS AND LIABILITIES — 0.5%		846,132
TOTAL NET ASSETS — 100.0%		$154,314,394

10

NOTES TO SCHEDULE OF INVESTMENTS
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
CNTY GTD	-	County Guaranteed
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
PSF-GTD	-	Permanent School Fund Guaranteed
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $39,185,000, which represented 25.4% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,880,000, which represented 2.5% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 31, 2021
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$153,468,262
Cash	83,872
Receivable for investments sold	380,000
Receivable for capital shares sold	248,265
Interest receivable	463,745
154,644,144

Liabilities
Payable for capital shares redeemed	304,990
Accrued management fees	24,760
329,750

Net Assets	$154,314,394

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	154,334,225

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$154,314,394

See Notes to Financial Statements.
12

Statement of Operations

YEAR ENDED MAY 31, 2021
Investment Income (Loss)
Income:
Interest	$314,805

Expenses:
Management fees	774,831
Trustees' fees and expenses	10,853
Other expenses	534
786,218
Fees waived	(487,303)
298,915

Net investment income (loss)	15,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,890

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2021 AND MAY 31, 2020
Increase (Decrease) in Net Assets	May 31, 2021	May 31, 2020
Operations
Net investment income (loss)	$15,890	$1,254,330

Distributions to Shareholders
From earnings	(15,890)	(1,254,330)

Capital Share Transactions
Proceeds from shares sold	118,891,461	160,467,538
Proceeds from reinvestment of distributions	15,317	1,233,495
Payments for shares redeemed	(124,283,867)	(131,168,408)
Net increase (decrease) in net assets from capital share transactions	(5,377,089)	30,532,625

Net increase (decrease) in net assets	(5,377,089)	30,532,625

Net Assets
Beginning of period	159,691,483	129,158,858
End of period	$154,314,394	$159,691,483

Transactions in Shares of the Fund
Sold	118,891,461	160,467,538
Issued in reinvestment of distributions	15,317	1,233,495
Redeemed	(124,283,867)	(131,168,408)
Net increase (decrease) in shares of the fund	(5,377,089)	30,532,625

See Notes to Financial Statements.
14

Notes to Financial Statements

MAY 31, 2021

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2021 was 0.49% before waiver and 0.18% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $9,725,000 and $10,901,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the fund.

16

6. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2021 and May 31, 2020 were as follows:

	2021	2020
Distributions Paid From
Exempt income	$15,890	$1,254,330
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2021	$1.00	—(2)	—	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(2)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(2)	—	—(2)	—(2)	—(2)	—(2)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statement of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the five years in the period ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2021

We have served as the auditor of one or more investment companies in American Century Investments since 1997.
19

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Jonathan S. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Jonathan S. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	38	Kirby Corporation; Nabors Industries Ltd.; CYS Investments, Inc. (2012 to 2017)
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	38	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	38	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus (since 2018), Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	66	None
20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	38	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	38	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	38	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	38	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	138	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

21

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2019 through December 31, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $15,890 as exempt interest dividends for the fiscal year ended May 31,
2021.

Change in Independent Registered Public Accounting Firm

On June 16, 2021, the fund’s Audit and Compliance Committee and Board of Trustees approved a change to the fund’s independent registered public accountant. PricewaterhouseCoopers LLP was dismissed and Deloitte & Touche LLP was appointed as the independent registered public accounting firm for the fiscal year ending May 31, 2022.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to their satisfaction would have caused them to make reference to the subject matter of the disagreements in connection with their reports or reportable events, as such term is described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended. The audit reports of PricewaterhouseCoopers LLP on the financial statements of the fund for the fiscal years ended May 31, 2020 and May 31, 2021, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

During the fiscal years ended May 31, 2020 and May 31, 2021 and the subsequent interim period through June 16, 2021, neither the fund, nor anyone on its behalf, consulted with Deloitte & Touche LLP, on behalf of the fund, regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the fund’s financial statements, or any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

The fund requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether PricewaterhouseCoopers LLP agrees with the statements contained above. A copy of the letter from PricewaterhouseCoopers LLP to the Securities and Exchange Commission is filed as an exhibit hereto.

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Notes
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Notes

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2021 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2107

(b) None.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2020: $87,177
FY 2021: $85,805

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2020: $0
FY 2021: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2020: $0
FY 2021: $0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2020: $147,500
FY 2021: $144,500

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4)(i) Change in Registrant’s Independent Public Accountant
(a)(4)(ii) Letter from PricewaterhouseCoopers LLP

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	July 28, 2021

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2021